Capital Management (Details) $ in Thousands, $ in Millions	Dec. 31, 2024 USD ($)	Apr. 05, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of objectives, policies and processes for managing capital [abstract]
Equity	$ 798,571		$ 624,655	$ 495,895
Long-term debt	516,234	$ 18.0	377,831
Equity and borrowings	1,314,805		1,002,486
Less: Cash	(252,535)		(194,622)	$ (299,461)
Equity and borrowings, less cash	$ 1,062,270		$ 807,864